PAGE 1
1997 ANNUAL REPORT
IDS Selective Fund
(prospectus enclosed)

(icon of) city skyline

The goals of IDS Selective Fund, Inc. are current income and the preservation of capital by investing in investment-grade bonds.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment policies, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

AMERICAN EXPRESS Financial Advisors

Distributed by American Express Financial Advisors Inc.



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PAGE 2
(icon of) city skyline

A quest for quality

Not all bonds are created equal. A bond's quality depends on the ability of its issuerS to make the interest and principal payments owed to the bondholders. The quality is determined by independent rating agencies, which assign a credit rating (in the form of a letter grade) to each bond.

Since its establishment in 1945, Selective Fund has concentrated its investments in the four highest investment grades. Along the way, investors have enjoyed a steady stream of interest income with minimal risk to their principal.


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PAGE 3
Contents

(Icon of) One open book inside of another.

The purpose of this annual report is to tell investors how the Fund performed.

The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

1997 annual report

From the president                                                        4
From the portfolio manager                                                4
The Portfolio's ten largest holdings                                      6
Making the most of the Fund                                               7
The Fund's long-term performance                                          8
Independent auditors' report (Fund)                                       9
Financial statements (Fund)                                               10
Notes to financial statements (Fund)                                      13
Independent auditors' report (Portfolio)                                  24
Financial statements (Portfolio)                                          25
Notes to financial statements (Portfolio)                                 28
Investments in securities                                                 34
IDS mutual funds                                                          42
Federal income tax information                                            46

1997 prospectus

The Fund in brief                                 3p
Goals                                             3p
Investment policies and risks                     3p
Structure of the Fund                             4p
Manager and distributor                           4p
Portfolio manager                                 4p
Alternative purchase arrangements                 4p

Sales charge and Fund expenses                    5p

Performance                                       7p
Financial highlights                              7p
Total returns                                     9p
Yield                                            11p

Investment policies and risks                    12p
Facts about investments and their risks          12p
Valuing Fund shares                              16p

How to purchase, exchange or redeem shares       17p
Alternative purchase arrangements                17p
How to purchase shares                           19p
How to exchange shares                           22p
How to redeem shares                             22p
Reductions and waivers of the sales charge       27p

Special shareholder services                     31p
Services                                         31p



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PAGE 4
Quick telephone reference                        31p
Distributions and taxes                          32p
Dividend and capital gain distributions          32p
Reinvestments                                    33p
Taxes                                            34p
How to determine the correct TIN                 36p

How the Fund and Portfolio are organized         37p
Shares                                           37p
Voting rights                                    37p
Shareholder meetings                             37p
Special considerations regarding
  master/feeder structure                        37p
Board members and officers                       39p
Investment manager                               41p
Administrator and Transfer Agent                 41p
Distributor                                      42p

About American Express Financial Corporation     43p
General information                              43p

Appendices                                       44p
Description of investment-grade corporate
  bond ratings                                   44p
Descriptions of derivative instruments           46p

(This annual report is not part of the prospectus)


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PAGE 5
To our shareholders

(photo of) William R. Pearce
President of the Fund

(photo of) Ray Goodner
Portfolio manager

From the president

If you're experienced investor, you know that the past two years have been unusually strong ones in many financial markets. Perhaps just as important, you also know that history shows us that bull markets don't last forever. Though they're often unpredictable, declines--whether they're brief or long-lasting, moderate or substantial--are always a possibility.

That fact reinforces the need for investors to periodically review their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.

On June 10, 1996, the Fund began investing its assets in Quality Income Portfolio instead of directly in securities of individual companies. Following the portfolio manager's letter are the financial statements of both the Fund and Portfolio. The notes to the financial statements and the prospectus go into more detail of how the new structure works.

William R. Pearce

From the portfolio manager

IDS Selective Fund negotiated choppy conditions in the bond market relatively well during the past fiscal year. As a result, investors in the Fund's Class A shares realized a total return of 8.1% for the June 1996 through May 1997 period.

Following a largely uneventful summer, the bond market began to gain strength last fall, thanks to reports of moderating economic growth, little change in the low inflation rate and the Federal Reserve's decision to leave short-term interest rates unchanged. The positive tone in the market continued through November, fostering a sharp rise in bond prices and a concurrent decline in long-term interest rates.

Inflation worries depress market

The ensuing months proved to be more difficult, however. Reports of surprisingly strong economic growth created a current of uneasiness in the market, as investors began to fear that higher inflation--bonds' worst enemy--would soon follow. Despite consistent data indicating that inflation was not ont he rise, many investors moved out of bonds, depressing prices and causing a run- (this annual report is not part of the prospectus)


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PAGE 6
up in long-term interest rates. In fact, by the time the Federal Reserve Board got into the act by raising short-term rates in late March, most of the erosion in the bond market had already occurred. But, buoyed by ongoing tame inflation reports and an announcement that Congress and the president would join forces to balance the federal budget, the market managed a moderate comeback in the spring.

As for the Fund, it clearly enjoyed its best performance during last fall's rally. In anticipation of an improving market, I lengthened the duration of the portfolio--a strategy that makes it more sensitive to changes in interest rates. Because bond prices move in the opposite direction of rates, the Fund's net asset value enjoyed an especially good boost during the ensuing rate drop.

Playing defense

Over the winter, I took a more defensive tack, including shortening the portfolio's duration to provide a performance cushion in the rising-rate environment and purchasing futures contracts. I also kept the level of cash reserves higher than normal, again to mitigate the effect of the negative environment. As for the portfolio's asset mix, by far the largest investment remained in U.S. Treasury and government agency bonds, followed by U.S. corporate bonds and foreign government bonds. I expect to hold to that basic portfolio structure in this new fiscal year until the threat of higher interest rates has clearly diminished.

Ray Goodner

Class A
 12-month performance

(All figures per share)

Net asset value (NAV)
May 31, 1997         $ 9.00
May 31, 1996         $ 9.00
Increase             $   --


Distributions  June 1, 1996 - May 31, 1997
From income $ 0.62
From capital gains $ 0.09
Total distributions $ 0.71

Total return*         +8.1%**

Class B
 12-month performance

(All figures per share)

Net asset value (NAV)
May 31, 1997         $ 9.00
May 31, 1996         $ 9.00
Increase             $   --

PAGE 7
Distributions  June 1, 1996 - May 31, 1997
From income $ 0.55
From capital gains $ 0.09
Total distributions $ 0.64

Total return*         +7.3%**

Class Y
 12-month performance

(All figures per share)

Net asset value (NAV)
May 31, 1997         $ 9.00
May 31, 1996         $ 9.00
Increase             $   --

Distributions  June 1, 1996 - May 31, 1997
From income $ 0.63
From capital gains $ 0.09
Total distributions $ 0.72

Total return*         +8.3%**

* The prospectus discusses the effect of sales charges, if any, on the various classes.

** The total return is a hypothetical investment in the Fund with all distributions reinvested.

(This annual report is not part of the prospectus.)

PAGE 8
The Portfolio's ten largest holdings

                                         Percent                        Value
                     (of Portfolio's net assets)          (as of May 31, 1997)

  Japan Finance                            1.67%                  $26,973,468
  9.25% 1998

  Southern California Edison               1.35                    21,816,690
  8.875% 2023

  Republic of Italy                        1.33                    21,541,664
  6.875% 2023

  Dayton Hudson                            1.11                    17,866,218
  7.875% 2023

  PDV America                              1.02                    16,493,235
  7.875% 2003

  Pacific Bell                             0.95                    15,353,250
  8.50% 2031

  Texas Utilities Electric                 0.91                    14,692,210
  9.75% 2021

  General Motors Acceptance                0.89                    14,432,132
  7.00% 2000

  Daimler-Benz North America               0.88                    14,189,840
  7.375% 2006

  Bayerische Landesbank                    0.82                    13,293,637
  5.625% 2001

  Excludes U.S. Treasury and government agencies holdings.

The ten holdings listed here make up 10.93% of the Portfolio's net assets

(This annual report is not part of the prospectus.)

PAGE 9
Making the most of the Fund

Build your assets systematically

One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high.

This does not ensure a profit or avoid a loss if the market declines, and requires that you be able to keep on investing on a regular basis, even when the price of your shares falls or the market declines. Investing in this manner can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

Month       Amount       Per-share      Number of shares purchased
            invested     market price
Jan         $100         $20            5.00   XXXXX
Feb          100          18            5.56   XXXXXx
March        100          17            5.88   XXXXXx
April        100          15            6.67   XXXXXXx
May          100          16            6.25   XXXXXXx
June         100          18            5.56   XXXXXx
July         100          17            5.88   XXXXXx
Aug          100          19            5.26   XXXXXx
Sept         100          21            4.76   XXXXx
Oct          100          20            5.00   XXXXX

(footnotes to table) By investing an equal number of dollars each month...

(arrow in table pointing to April) you automatically buy more shares when the per share market price is low...

(arrow in table pointing to September) and fewer shares when the per share market price is high.

You have paid an average price of only $17.91 per share over the 10 months, while the average market price actually was $18.10.

(This prospectus is not part of the annual report.)

The Fund's long-term performance

Three ways to benefit from a mutual fund:

o your shares increase in value when the Fund's investments do well

o you receive capital gains when the gains on investments sold by the Fund exceed losses

o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

PAGE 10
All three make up your total return. And you potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

                         How your $10,000 has grown in IDS Selective Fund
                                                                      x
                                                                $22,248
                                                         Selective Fund
                          $20,000                               Class A
                          x Lehman Aggregate Bond Index


   x
   $9,500           (line graph showing the return of Selective
                     Fund tracking slightly below the Lehman
                              Aggregate Bond Index)

  '87   '88   '89   '90   '91   '92   '93   '94   '95   '96   '97

Average annual total return
(as of May 31, 1997)
                         1 year     Since      5 years     10 years
                                    Inception
Class A                  +2.68%       --%      +6.84%      +8.31%
Class B*                 +3.27%    +6.43%        -- %         --%
Class Y*                 +8.27%    +9.09%        -- %         --%

* Inception date was March 20, 1995.

(the following two paragraphs appear in the margin to the left of the graph above:)

Assumes: -Holding period from 6/1/87 to 5/31/97.
-Returns do not reflect taxes payable on distributions.
-Reinvestment of all income and capital gain distributions for the Fund, with a value of $12,349. Also see "Performance" in the Fund's current prospectus.

The Lehman Aggregate bond Index is made up of a representative list of government and corporate bonds as well as asset-backed securities and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. However, the securities used to create the index may not be representative of the bonds held in Selective Fund.

On the graph above you can see how the Fund's total return compared to a widely cited performance measure, the Lehman Aggregate Bond Index. In comparing Selective Fund (Class A) to this index, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the index.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge up to the maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results. (This annual report is not part of the prospectus.)

PAGE 11
The  financial   statements   contained  in  Post-Effective   Amendment  #85  to
Registration Statement No. 2-10700 filed on or about July 30, 1997 are incorporated herein by reference.

PAGE 12
IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale holding two worlds

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

(This annual report is not part of the prospectus.)

PAGE 13
IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests  in  small-  and  medium-size,   growth-oriented  companies  emphasizing
technological innovation and productivity enhancement.
Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) office building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

(This annual report is not part of the prospectus.)

PAGE 14
IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made.

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) gyroscope

(This annual report is not part of the prospectus.)

PAGE 15
IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily of high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio that seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) coins

(This annual report is not part of the prospectus.)

PAGE 16
IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) greek column

IDS Selective Fund

Invests in a Portfolio comprised  primarily of high-quality  corporate bonds and
other  highly  rated  debt  instruments   including  government  securities  and
short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head enclosed

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes.
Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column enclosed

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star enclosed

(This annual report is not part of the prospectus.)

PAGE 17
IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower- quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with a tree enclosed

Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

(This annual report is not part of the prospectus.)

 PAGE 18
 Federal income tax information

 IDS Selective Fund, Inc.

 The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. Some of the dividends listed below were reported to you on a Form 1099-DIV, Dividends and Distributions, last January. Dividends paid to you since the end of last year will be reported to you on a tax statement sent next January. Shareholders should consult a tax advisor on how to report distributions for state and local purposes.

 IDS Selective Fund, Inc.
 Fiscal period ended May 31, 1997

      Class A
  Income distributions
  taxable as dividend income, 0.51% qualifying for deduction by corporations.
   Payable date                                                      Per share
   June 26, 1996                                                      $0.04750
   July 26, 1996                                                       0.05094
   Aug. 26, 1996                                                       0.04470
   Sept. 25, 1996                                                      0.04763
   Oct. 28, 1996                                                       0.05446
   Nov. 26, 1996                                                       0.04654
   Dec. 26, 1996                                                       0.08544
   Jan. 29, 1997                                                       0.05284
   Feb. 26, 1997                                                       0.04347
   March 26, 1997                                                      0.04565
   April 28, 1997                                                      0.05255
   May 28, 1997                                                        0.04695
   Total                                                              $0.61867

   Capital gain distribution taxable as long-term capital gain.
   Payable date                                                      Per share
   Dec. 26, 1996                                                      $0.08700
   Total distributions                                                $0.70567


The distribution of $0.08544 per share, payable Dec. 26, 1996, consisted of $0.04659 derived from net investment income and $0.03885 from net short-term capital gains.

  Class B
   Income distributions
  taxable as dividend income, 0.51% qualifying for deduction by corporations.
   June 26, 1996                                                      $0.04209
   July 26, 1996                                                       0.04532
   Aug. 26, 1996                                                       0.03886
   Sept. 25, 1996                                                      0.04202
   Oct. 28, 1996                                                       0.04818
   Nov. 26, 1996                                                       0.04095
   Dec. 26, 1996                                                       0.07965
   Jan. 29, 1997                                                       0.04642
   Feb. 26, 1997                                                       0.03816
   March 26, 1997                                                      0.04041
   April 28, 1997                                                      0.04642
   May 28, 1997                                                        0.04133
   Total                                                              $0.54981

PAGE 19
   Capital gain distribution taxable as long-term capital gain.
   Payable date                                                      Per share
   Dec. 26, 1996                                                      $0.08700
   Total distributions                                                $0.63681

The distribution of $0.07965 per share, payable Dec. 26, 1996, consisted of $0.04080 derived from net investment income and $0.03885 from net short-term capital gains.

  Class Y
   Income distributions
 taxable as dividend income, 0.51% qualifying for deduction by corporations.
   June 26, 1996                                                      $0.04872
   July 26, 1996                                                       0.05220
   Aug. 26, 1996                                                       0.04605
   Sept. 25, 1996                                                      0.04888
   Oct. 28, 1996                                                       0.05583
   Nov. 26, 1996                                                       0.04780
   Dec. 26, 1996                                                       0.08675
   Jan. 29, 1997                                                       0.05428
   Feb. 26, 1997                                                       0.04467
   March 26, 1997                                                      0.04684
   April 28, 1997                                                      0.05393
   May 28, 1997                                                        0.04772
   Total                                                              $0.63367

   Capital gain distribution taxable as long-term capital gain.
   Payable date                                                      Per share
   Dec. 26, 1996                                                      $0.08700
   Total distributions                                                $0.72067

The distribution of $0.08675 per share, payable Dec. 26, 1996, consisted of $0.04790 derived from net investment income and $0.03885 from net short-term capital gains.

PAGE 20
Quick telephone reference
-----------------------------------------------------------------

American Express Financial Advisors Telephone Transaction Service

Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements

National/Minnesota:  800-437-3133
Mpls./St. Paul area:  671-3800
-----------------------------------------------------------------

TTY Service

For the hearing impaired

800-846-4852
-----------------------------------------------------------------

American Express Financial Advisors Easy Access Line

Automated account information (TouchToneR phones only), including current fund prices and performance, account values and recent account transactions

800-862-7919

AMERICAN
 EXPRESS
   Financial
   Advisors


IDS Selective Fund, Inc.
IDS Tower 10
Minneapolis, MN  55440-0010

PAGE 21
STATEMENT OF DIFFERENCES

Difference                           Description

1)  The layout is different          1)  Some of the layout in the
    throughout the annual report.        annual report to
                                         shareholders is in two
                                         columns.

2)  Headings.                        2)  The headings in the
                                         annual report are
                                         placed in a blue strip
                                         at the top of the page.

3)  There are pictures, icons        3)  Each picture, icon and
    and graphs throughout the            graph is described in
    annual report.                       parentheses.

4)  Footnotes for charts and         4)  The footnotes for each
    graphs are described at              chart or graph are typed
    the left margin.                     below the description of
                                         the chart or graph.